Investment Objectives and Goals	Oct. 31, 2026
Intelligent Alpha Atlas ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intelligent Alpha Atlas ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Intelligent Alpha Atlas ETF (the “Fund”) (formerly known as Intelligent Livermore ETF) seeks to provide long-term capital appreciation.
Intelligent Omaha ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intelligent Omaha ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Intelligent Omaha ETF (the “Fund”) seeks to provide long-term capital appreciation.
Intelligent Equal Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intelligent Equal Select ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Intelligent Equal Select ETF (the “Fund”) seeks to achieve capital appreciation.
Intelligent Tech Focus ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intelligent Tech Focus ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Intelligent Tech Focus ETF (the “Fund”) seeks to provide long-term capital appreciation.
Intelligent Small Cap Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intelligent Small Cap Select ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Intelligent Small Cap Select ETF (the “Fund”) seeks to provide long-term capital appreciation.